14. Earnings per common share (Tables)	12 Months Ended
Jun. 30, 2015
Equity [Abstract]
Earnings per common share
	2015	2014

Net income (loss)	$ 8,700	$ (75,300)

Weighted average common shares outstanding	1,478,126	1,385,054
Effect of dilutive securities	1,756	-
Weighted average dilutive common shares outstanding	1,479,882	1,385,054

Basic earnings (loss) per common share	$ .01	$ (.05)

Diluted earnings (loss) per common share	$ .01	$ (.05)